ING EQUITY TRUST

ING Large Cap Value Fund

ING MidCap Opportunities Fund

ING Real Estate Fund

ING SmallCap Opportunities Fund

ING MUTUAL FUNDS

ING Diversified International Fund

ING Emerging Markets Equity Fund

ING Global Bond Fund

ING Global Real Estate Fund

ING FUNDS TRUST

ING Floating Rate Fund

ING Intermediate Bond Fund

ING SERIES FUND, INC.

ING Core Equity Research Fund

ING Corporate Leaders 100 Fund

ING Global Target Payment Fund

ING Index Plus LargeCap Fund

ING Index Plus MidCap Fund

ING Index Plus SmallCap Fund

ING Large Cap Growth Fund

Supplement dated July 2, 2012

to the current Class R shares’ Prospectuses (each a “Prospectus” and collectively the “Prospectuses”)

for the above-referenced Funds (each a “Fund” and collectively the “Funds”)

On May 24, 2012 and June 13, 2012, the Boards or Directors/Trustees for the above-referenced Funds approved removal of the minimum initial investment and minimum account size requirements for Class R shares. Effective July 2, 2012, each Fund’s current Prospectuses are hereby revised as follows:

1.	The information with respect to Class R shares in the table entitled “Minimum Initial Investment” of the Summary section of each Prospectus is hereby deleted and replaced as follows:

Minimum Initial Investment $ by share class
Class	$	R
Non-retirement accounts		-
Retirement accounts		-
Certain omnibus accounts		-
Pre-Authorized Investment Plan		-

2.	The table with respect to Class R shares in the sub-section entitled “Classes of Shares – Summary of primary differences among share classes” in the Statutory section of each Prospectus is hereby deleted and replaced with the following:

Class R
Initial Sales Charge	None
Contingent Deferred Sales Charge	None
Distribution and/or Shareholder Services (12b-1) Fees	0.50% annually
Purchase Maximum	None
Minimum Initial Purchase/Minimum Account Size	None/None
Minimum Subsequent Purchases	None
Minimum Initial Balance for Systematic Exchange Privilege	None
Conversion	None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE